Summary of Significant Accounting Policies - Schedule of Summary of Calculation of Unaudited Pro Forma Basic and Diluted Net Loss Per Common Share (Detail) (USD $)	2 Months Ended	9 Months Ended		12 Months Ended						74 Months Ended
	Dec. 31, 2007	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss applicable to common shareholders		$ (13,923,398)	$ (1,901,095)	$ (2,398,022)	$ (1,949,159)
Effect of pro forma adjustments:
Accretion of redeemable convertible preferred stock		1,270,057	327,091	440,204	412,623
Interest expense on convertible notes		4,272,919	636,339	868,109	740,365					2,506,614
Pro forma net loss applicable to common shareholders				(1,089,709)
Net loss	(27,680)	(12,653,341)	(1,574,004)	(1,957,818)	(1,536,536)	(2,870,918)	(3,927,235)	(4,129,136)	(1,716,189)	(16,165,512)
Weighted average basic and diluted common shares outstanding		5,743,527	155,600	155,600	155,600
Basic and diluted net loss per common share		$ (2.42)	$ (12.22)	$ (15.41)	$ (12.53)
Series A Redeemable Convertible Preferred Stock [Member]
Effect of pro forma adjustments:
Conversion of securities		308,157
Convertible Notes Payable [Member]
Effect of pro forma adjustments:
Conversion of securities		524,777
Pro Forma [Member]
Effect of pro forma adjustments:
Net loss		$ (8,380,422)		$ (1,089,709)
Weighted average basic and diluted common shares outstanding		6,576,461		3,116,465
Basic and diluted net loss per common share		$ (1.27)		$ (0.35)
Pro Forma [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Effect of pro forma adjustments:
Conversion of securities				1,132,454
Pro Forma [Member] | Convertible Notes Payable [Member]
Effect of pro forma adjustments:
Conversion of securities				1,828,411